SEGMENTS (Tables)	9 Months Ended
Sep. 30, 2024
Segment Reporting [Abstract]
Schedule of Sales and Adjusted EBITDA by Reportable Segment
The following table provides revenue and Adjusted EBITDA by reportable segment:

	Three Months Ended		Nine Months Ended
	September 30, 2024	September 30, 2023	September 30, 2024	September 30, 2023

Revenue:	(U.S. Dollars in thousands)
Fresh Fruit	$798,781	$749,210	$2,474,461	$2,387,163
Diversified Fresh Produce — EMEA	899,639	856,351	2,698,088	2,570,080
Diversified Fresh Produce — Americas & ROW	390,057	470,011	1,222,996	1,310,407
Total segment revenue	2,088,477	2,075,572	6,395,545	6,267,650
Intersegment revenue	(26,063)	(32,900)	(87,666)	(94,637)
Total consolidated revenue, net	$2,062,414	$2,042,672	$6,307,879	$6,173,013

Segment Adjusted EBITDA:
Fresh Fruit	$42,904	$45,111	$182,958	$180,138
Diversified Fresh Produce — EMEA	30,363	34,923	99,017	100,932
Diversified Fresh Produce — Americas & ROW	8,805	5,159	35,617	27,191
Adjustments:
Income tax expense	(15,524)	(13,017)	(75,385)	(40,604)
Interest expense	(17,473)	(20,899)	(54,209)	(62,359)
Depreciation	(22,616)	(21,737)	(66,852)	(69,182)
Amortization of intangible assets	(1,621)	(2,536)	(5,780)	(7,726)
Mark to market (losses) gains	(6,301)	4,783	(1,217)	2,926
Gain on asset sales	66	28,802	35	43,356
Gain on disposal of business	—	—	75,945	—
Cyber-related incident	—	—	—	(5,321)
Impairment of goodwill	—	—	(36,684)	—
Other items	983	(222)	2,709	(1,085)
Items in equity method earnings:
Dole's share of depreciation	(1,399)	(1,919)	(4,870)	(5,583)
Dole's share of amortization	(552)	(631)	(1,655)	(1,887)
Dole's share of income tax expense	(1,262)	(851)	(3,523)	(3,507)
Dole's share of interest expense	(1,114)	(1,309)	(2,975)	(3,368)
Dole's share of other items	(128)	—	(466)	470
Income from continuing operations	15,131	55,657	142,665	154,391
Income (loss) from discontinued operations, net of income taxes	6,384	(1,672)	32,351	(27,616)
Net income	$21,515	$53,985	$175,016	$126,775